Note 6 - Indebtedness (Details Textual) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 26, 2012	Jan. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Sep. 04, 2015
Institute [Member]
Debt Instrument, Face Amount		$ 300,000
Debt Instrument, Interest Rate, Stated Percentage		4.125%
Loan Agreement Terms, Duration of Operations		180 days
Loan Agreement Terms, Revenues Threshold		$ 4,000,000
Convertible Debt [Member]
Debt Instrument, Face Amount	$ 3,000,000			$ 3,000,000		$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%			5.00%		5.00%
Debt Instrument, Convertible, Conversion Price	$ 1.125			$ 1.125		$ 1.125
Minimum Proceeds from Sale of New Notes	$ 3,000,000			$ 3,000,000		$ 3,000,000
Debt Conversion, Converted Instrument, Shares Issued							200,776	90,020
Debt Conversion, Converted Instrument, Amount							$ 225,000	$ 100,000
Class of Warrant or Right, Exercised During Period							2,000,000	100,000
Old Convertible Notes [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.25			$ 0.25		$ 0.25
Debt Conversion, Original Debt, Amount						$ 2,300,000
Class of Warrant or Right, Warrant Coverage of Convertible Notes, Percent	50.00%			50.00%		50.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25			$ 0.25		$ 0.25
Debt Conversion, Converted Instrument, Shares Issued	9,639,116
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,650,000			4,650,000		4,650,000
Short-term Debt							$ 250,000		$ 250,000
Proceeds from Convertible Debt			$ 2,400,000	$ 700,000	$ 3,100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										2,550,000
Debt Conversion, Converted Instrument, Amount							$ 226,000	$ 101,000